Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]

Irrevocable lending commitments and lending related contingent liabilities

in € m.	Dec 31, 2017	Dec 31, 2016
Irrevocable lending commitments	158,253	166,063
Contingent liabilities	48,212	52,341
Total	206,464	218,404